21. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Notes
21. SUBSEQUENT EVENTS

21.  SUBSEQUENT EVENTS

In January and April 2018, the Company issued 2,591,500 common shares related to 2,591,500 warrants with an exercise price of $0.20 being exercised for gross proceeds of $518,300.

In February 2018, a total of 150,000 stock options were granted to an officer of the Company.  Each option can be exercised to purchase one common share of the Company at $0.35 per share for a period of 5 years.

In April 2018, a total of 200,000 stock options were granted to a director of the Company.  Each option can be exercised to purchase one common share of the Company at $0.24 per share for a period of 5 years.

On April 15, 2018, the Company issued 3,030,303 share purchase warrants entitling the holder to acquire an additional common share of the Company at a price of $0.33 per share until April 15, 2020.

On April 27, 2018, the Company issued 880,000 common shares related to the acquisition of HealthTab (Note 4).

In April 2018, the Company entered into an agreement with Corozon Consulting Corporation to acquire the Corozon Platform. The purchase price consists of $50,000 and issuance of 909,090 common shares. This acquisition is subject to approval from the Exchange.